Derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition
The following table provides information on the carrying amount and fair value of the transferred assets that did not qualify for derecognition, and their associated liabilities.

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total
Carrying amount of transferred assets that do not qualify for derecognition	$32,794	$220,250	$6,336	$259,380	$34,105	$202,543	$4,271	$240,919
Carrying amount of associated liabilities	32,615	220,250	6,336	259,201	33,975	202,543	4,271	240,789
Fair value of transferred assets	$32,757	$220,250	$6,336	$259,343	$33,490	$202,544	$4,271	$240,305
Fair value of associated liabilities	33,143	220,250	6,336	259,729	33,916	202,544	4,271	240,731
Fair value of net position	$(386)	$–	$–	$(386)	$(426)	$–	$–	$(426)
(1)
Includes Canadian residential mortgage loans transferred primarily to Canada Housing Trust at the initial securitization and other permitted investments used for funding requirements after the initial securitization.

(2)	CMB investors have legal recourse only to the transferred assets, and do not have recourse to our general assets.
(3)	Does not include over-collateralization of assets pledged.